FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 202,180	$ 125,581	$ 151,438
Value added taxes receivable	33,864	38,587
Trade and other current receivables	12,303	10,099
Other financial assets	49,781	62,380
Trade and other payables	(103,895)	$ (94,413)
Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,097
Restricted cash	0
Value added taxes receivable	0
Trade and other current receivables	1,165
Other financial assets	1,282
Trade and other payables	(5,422)
Net assets (liabilities) exposure	(1,878)
Effect of +/- 10% change in currency	(188)
Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	25,748
Restricted cash	86,726
Value added taxes receivable	44,614
Trade and other current receivables	0
Other financial assets	0
Trade and other payables	(63,988)
Net assets (liabilities) exposure	93,100
Effect of +/- 10% change in currency	9,310
Amounts in foreign currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	26,845
Restricted cash	86,726
Value added taxes receivable	44,614
Trade and other current receivables	1,165
Other financial assets	1,282
Trade and other payables	(69,410)
Net assets (liabilities) exposure	91,222
Effect of +/- 10% change in currency	$ 9,122